Borrowings and Debt Securities - Long-term Borrowings (Details) € in Thousands, ¥ in Thousands, JD in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 JOD (JD)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 JOD (JD)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings	₩ 6,615,470	₩ 3,742,184
Less : Discount on long-term borrowings	(15,719)	(14,905)
Less : Current portion of long-term borrowings	(3,638,202)	(1,463,703)
Add : Current portion of discount on long-term borrowings	774	2,048
Long-term borrowings	2,962,323	2,265,624
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings	₩ 4,981,208	₩ 2,720,355
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Development Bank	Korea Development Bank
Purpose of borrowings	Others	Others
Borrowings, interest rate	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Borrowings	₩ 2,133	₩ 2,509
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity	2023	2023
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity	2044	2044
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Development Bank	Korea Development Bank
Purpose of borrowings	Facility	Facility
Borrowings	₩ 28,420	₩ 39,430
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Borrowings, maturity	2023	2022
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%
Borrowings, maturity	2028	2028
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Development Bank	Korea Development Bank
Purpose of borrowings	Facility	Operating funds
Borrowings, interest rate		2.33%						2.33%	2.33%	2.33%	2.33%
Borrowings, interest rate basis	CB rate+0.90
Borrowings, maturity	2029	2022
Borrowings	₩ 9,985	₩ 20,000
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Development Bank	Korea Development Bank
Purpose of borrowings	Operating funds	Operating funds
Borrowings, interest rate basis	1yr KDB rate+0.81~0.91	1yr KDB bond rate + 0.81~0.95
Borrowings	₩ 54,300	₩ 64,300
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Borrowings, maturity	2023	2022
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	0.91%	0.95%	0.91%	0.91%	0.91%	0.91%	0.91%	0.95%	0.95%	0.95%	0.95%
Borrowings, maturity	2024	2023
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Hana Bank and others	Hana Bank
Purpose of borrowings	Commercial Paper	Commercial Paper
Borrowings, interest rate basis	3M CD+0.13~1.20	3M CD+0.13~0.43
Borrowings	₩ 3,250,000	₩ 1,050,000
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Borrowings, maturity	2023	2022
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	1.20%	0.43%	1.20%	1.20%	1.20%	1.20%	1.20%	0.43%	0.43%	0.43%	0.43%
Borrowings, maturity	2027	2025
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Hana Bank and others	Hana Bank
Purpose of borrowings	Facility	Facility
Borrowings, interest rate	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%
Borrowings, maturity	2028	2028
Borrowings	₩ 8,137	₩ 9,647
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Hana Bank and others	Hana Bank
Purpose of borrowings	Facility	Facility
Borrowings, interest rate basis	3yr KTB rate-1.50	3yr KTB rate-1.25
Borrowings, maturity	2028
Borrowings	₩ 3,821	₩ 4,485
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity		2022
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity		2028
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea	IBK
Purpose of borrowings	Project loans	PF Refinancing
Borrowings, interest rate	1.50%		1.50%	1.50%	1.50%	1.50%	1.50%
Borrowings, interest rate basis		CD+1.25
Borrowings, maturity	2026	2030
Borrowings	₩ 10,312	₩ 8,589
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea	Export-Import Bank of Korea
Purpose of borrowings	Facility	Project loans
Borrowings, interest rate	1.32%	1.50%	1.32%	1.32%	1.32%	1.32%	1.32%	1.50%	1.50%	1.50%	1.50%
Borrowings, maturity	2028	2026
Borrowings	₩ 58,100	₩ 13,258
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea	Export-Import Bank of Korea
Purpose of borrowings	Operating funds	Facility
Borrowings, interest rate	1.78%	1.32%	1.78%	1.78%	1.78%	1.78%	1.78%	1.32%	1.32%	1.32%	1.32%
Borrowings, maturity	2023	2028
Borrowings	₩ 15,700	₩ 32,000
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Export-Import Bank of Korea
Purpose of borrowings	Development of power resources	Operating funds
Borrowings, interest rate		1.78%						1.78%	1.78%	1.78%	1.78%
Borrowings, interest rate basis	3yr KTB rate-2.25 1.50~1.75
Borrowings, maturity		2023
Borrowings	₩ 11,175	₩ 15,700
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity	2023
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity	2028
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Korea Energy Agency
Purpose of borrowings	Facility	Development of power resources
Borrowings, interest rate basis	3yr KTB rate-2.50	3yr KTB rate-2.25
Borrowings	₩ 393	₩ 8,971
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity	2023	2023
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity	2024	2025
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Korea Energy Agency
Purpose of borrowings	Project loans	Facility
Borrowings, interest rate basis	—	3yr KTB rate-2.25
Borrowings	₩ 1,197	₩ 995
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity	2023	2022
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity	2027	2024
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Shinhan Bank and others	Korea Energy Agency
Purpose of borrowings	Facility	Project loans
Borrowings, interest rate basis	CB rate+0.90~1.10	—
Borrowings, maturity		2023
Borrowings	₩ 19,195	₩ 1,197
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	0.90%		0.90%	0.90%	0.90%	0.90%	0.90%
Borrowings, maturity	2028
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	1.10%		1.10%	1.10%	1.10%	1.10%	1.10%
Borrowings, maturity	2029
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Shinhan Bank and others	Korea Energy Agency
Purpose of borrowings	Commercial Paper	Others
Borrowings, interest rate		1.75%						1.75%	1.75%	1.75%	1.75%
Borrowings, interest rate basis	3M CD+0.38
Borrowings, maturity	2025	2028
Borrowings	₩ 150,000	₩ 4,893
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Shinhan Bank and others	Shinhan Bank and others
Purpose of borrowings	Others	Facility
Borrowings, interest rate	3.95%		3.95%	3.95%	3.95%	3.95%	3.95%
Borrowings, interest rate basis		CB rate+1.10
Borrowings, maturity	2034	2028
Borrowings	₩ 78,905	₩ 14,470
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Shinhan Bank and others	Shinhan Bank and others
Purpose of borrowings	Others	Commercial Paper
Borrowings, interest rate basis	Standard overdraft rate+1.00	3M CD+0.38
Borrowings, maturity	2034	2025
Borrowings	₩ 78,905	₩ 150,000
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Kookmin Bank	Shinhan Bank and others
Purpose of borrowings	Facility	Others
Borrowings, interest rate		3.95%						3.95%	3.95%	3.95%	3.95%
Borrowings, interest rate basis	MOR+0.79 3M CD+1.79 5.04
Borrowings, maturity		2034
Borrowings	₩ 105,155	₩ 84,179
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity	2023
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity	2035
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Woori Bank	Shinhan Bank and others
Purpose of borrowings	Others	Others
Borrowings, interest rate	4.00%		4.00%	4.00%	4.00%	4.00%	4.00%
Borrowings, interest rate basis		Standard overdraft rate+1.00
Borrowings, maturity	2025	2034
Borrowings	₩ 20,700	₩ 84,179
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Woori Bank	Kookmin Bank
Purpose of borrowings	Facility	Facility
Borrowings, interest rate	5.04%		5.04%	5.04%	5.04%	5.04%	5.04%
Borrowings, interest rate basis	3M Libor+1.90 5.04	MOR+0.79 3M CD+1.79
Borrowings, adjustment to interest rate basis	1.90%		1.90%	1.90%	1.90%	1.90%	1.90%
Borrowings	₩ 48,823	₩ 59,333
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis		0.79%						0.79%	0.79%	0.79%	0.79%
Borrowings, maturity	2035	2022
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis		1.79%						1.79%	1.79%	1.79%	1.79%
Borrowings, maturity	2042	2031
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others	Others
Purpose of borrowings	Facility	Facility
Borrowings	₩ 690,259	₩ 620,185
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	3.50%	2.80%	3.50%	3.50%	3.50%	3.50%	3.50%	2.80%	2.80%	2.80%	2.80%
Borrowings, maturity	2028	2024
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%
Borrowings, maturity	2044	2039
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others	Others
Purpose of borrowings	Facility	Facility
Borrowings, interest rate		3.37%						3.37%	3.37%	3.37%	3.37%
Borrowings, interest rate basis	CB rate+1.10 1.75~4.56	CB rate+0.90~1.10 3M CD+1.60 3.37
Borrowings, adjustment to interest rate basis	1.10%	1.60%	1.10%	1.10%	1.10%	1.10%	1.10%	1.60%	1.60%	1.60%	1.60%
Borrowings	₩ 103,131	₩ 171,733
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	1.75%		1.75%	1.75%	1.75%	1.75%	1.75%
Borrowings, adjustment to interest rate basis		0.90%						0.90%	0.90%	0.90%	0.90%
Borrowings, maturity	2024	2028
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	4.56%		4.56%	4.56%	4.56%	4.56%	4.56%
Borrowings, adjustment to interest rate basis		1.10%						1.10%	1.10%	1.10%	1.10%
Borrowings, maturity	2036	2037
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others	Others
Purpose of borrowings	PF Refinancing	PF Refinancing
Borrowings, interest rate basis	CB rate+1.25
Borrowings, maturity	2030
Borrowings	₩ 7,634	₩ 71,742
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		3.80%						3.80%	3.80%	3.80%	3.80%
Borrowings, maturity		2030
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		5.00%						5.00%	5.00%	5.00%	5.00%
Borrowings, maturity		2034
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others	Others
Purpose of borrowings	PF Refinancing	PF Refinancing
Borrowings, interest rate	4.10%	1.75%	4.10%	4.10%	4.10%	4.10%	4.10%	1.75%	1.75%	1.75%	1.75%
Borrowings, maturity	2030	2029
Borrowings	₩ 21,206	₩ 22,265
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others	Others
Purpose of borrowings	Securitized debts (*)	Others
Borrowings, interest rate basis	3M CD+1.80
Borrowings, maturity	2025
Borrowings	₩ 33,476	₩ 116,367
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		4.40%						4.40%	4.40%	4.40%	4.40%
Borrowings, maturity		2022
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		7.90%						7.90%	7.90%	7.90%	7.90%
Borrowings, maturity		2038
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others	Others
Purpose of borrowings	Others	Others
Borrowings	₩ 120,217	₩ 49,928
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	4.40%	1.80%	4.40%	4.40%	4.40%	4.40%	4.40%	1.80%	1.80%	1.80%	1.80%
Borrowings, maturity	2023	2031
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	7.90%	4.50%	7.90%	7.90%	7.90%	7.90%	7.90%	4.50%	4.50%	4.50%	4.50%
Borrowings, maturity	2039	2034
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others
Purpose of borrowings	Others
Borrowings	₩ 49,929
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	1.80%		1.80%	1.80%	1.80%	1.80%	1.80%
Borrowings, maturity	2031
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	4.50%		4.50%	4.50%	4.50%	4.50%	4.50%
Borrowings, maturity	2034
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings	₩ 1,634,262	₩ 1,021,829
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Korea Energy Agency
Purpose of borrowings	Project loans	Project loans
Borrowings, interest rate basis	—	—
Borrowings, maturity	2026	2026
Borrowings	₩ 11,081	₩ 10,366	$ 8,744,000					$ 8,744,000
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others
Purpose of borrowings	Direct Loan and others	Direct loan and others
Borrowings, interest rate basis	6M Libor+3.20	1M Libor+1.80~3.20
Borrowings, maturity	2036	2036
Borrowings	₩ 98,969	₩ 106,485	$ 78,094.000					$ 89,823,000
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis		1.80%						1.80%	1.80%	1.80%	1.80%
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis		3.20%						3.20%	3.20%	3.20%	3.20%
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others
Purpose of borrowings	Direct Loan and others	Direct loan and others
Borrowings, interest rate basis	3M Libor+2.25~3.70	3M Libor+2.75~3.70
Borrowings, maturity	2027	2027
Borrowings	₩ 162,692	₩ 180,363		JD 91,051					JD 107,868
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	2.25%	2.75%	2.25%	2.25%	2.25%	2.25%	2.25%	2.75%	2.75%	2.75%	2.75%
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	3.70%	3.70%	3.70%	3.70%	3.70%	3.70%	3.70%	3.70%	3.70%	3.70%	3.70%
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others
Purpose of borrowings	Facility	PF Loan
Borrowings, interest rate basis	6M Libor+1.70~2.50 SOFR(3M) +1.83	6M Libor+1.70~2.50
Borrowings, maturity		2032
Borrowings	₩ 167,496	₩ 122,509	$ 132,168,000					$ 103,340,000
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Borrowings, maturity	2032
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Borrowings, maturity	2039
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Kookmin Bank and others	POSCO and others
Purpose of borrowings	EBL	Shareholder’s loan
Borrowings, interest rate		8.00%						8.00%	8.00%	8.00%	8.00%
Borrowings, interest rate basis	SOFR(1M)+0.11~0.75
Borrowings, maturity	2024	2025
Borrowings	₩ 189,578	₩ 14,171	$ 149,592,000					$ 11,953,000
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	0.11%		0.11%	0.11%	0.11%	0.11%	0.11%
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	0.75%		0.75%	0.75%	0.75%	0.75%	0.75%
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Riyad Bank	Samsung Life Insurance and others
Purpose of borrowings	EBL	Shareholder’s loan
Borrowings, interest rate		8.00%						8.00%	8.00%	8.00%	8.00%
Borrowings, interest rate basis	SOFR(3M)+1.20
Borrowings, maturity	2025	2031
Borrowings	₩ 63,201	₩ 8,114	$ 49,870,000						JD 4,853
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	POSCO and others	Samsung Life Insurance and others
Purpose of borrowings	Shareholder’s loan	Syndicated Loan
Borrowings, interest rate	8.00%		8.00%	8.00%	8.00%	8.00%	8.00%
Borrowings, maturity	2025	2032
Borrowings	₩ 12,680	₩ 53,000	$ 10,005,000							¥ 5,144,387
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		3.10%						3.10%	3.10%	3.10%	3.10%
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		8.00%						8.00%	8.00%	8.00%	8.00%
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	POSCO and others	Woori Bank and others
Purpose of borrowings	Shareholder’s loan	Syndicated Loan
Borrowings, interest rate	8.00%		8.00%	8.00%	8.00%	8.00%	8.00%
Borrowings, interest rate basis		JPY 6M Libor+2.00
Borrowings, maturity	2031	2032
Borrowings	₩ 8,671	₩ 29,060		JD 4,853						¥ 2,820,708
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Samsung Life Insurance and others	KiwoomSolar Power Professional Investor Private Placement Investment Trust V
Purpose of borrowings	Syndicated Loan	Senior borrowing
Borrowings, interest rate		3.90%						3.90%	3.90%	3.90%	3.90%
Borrowings, maturity	2032	2029
Borrowings	₩ 45,304	₩ 48,741			¥ 4,752,934						€ 36,311
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	3.10%		3.10%	3.10%	3.10%	3.10%	3.10%
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	8.00%		8.00%	8.00%	8.00%	8.00%	8.00%
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Woori Bank and others	IFC and others
Purpose of borrowings	Syndicated Loan	Others
Borrowings, interest rate basis	JPY 6M Libor+1.84	6M Libor+5.00
Borrowings, maturity	2032	2031
Borrowings	₩ 24,910	₩ 272,686			¥ 2,613,385			$ 230,018,000
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Solar Construction Lendings, LLC	Federal Financing Bank and others
Purpose of borrowings	Facility	PF Loan
Borrowings, interest rate	5.00%		5.00%	5.00%	5.00%	5.00%	5.00%
Borrowings, maturity	2025
Borrowings	₩ 39,464	₩ 111,597	$ 31,140,000					$ 94,135,000
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		2.39%						2.39%	2.39%	2.39%	2.39%
Borrowings, maturity		2031
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		6.00%						6.00%	6.00%	6.00%	6.00%
Borrowings, maturity		2038
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Others
Purpose of borrowings	Senior borrowing	Others
Borrowings, interest rate basis	3.90	—
Borrowings, maturity	2029
Borrowings	₩ 54,765	₩ 64,737				€ 40,531		$ 54,607,000
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity	2028
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Purpose of borrowings	Others
Borrowings, interest rate basis	6M Libor+5.00 SOFR(3M)+1.83~1.99 5.41~6.19
Borrowings	₩ 517,575		$ 408,408,000
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	5.41%		5.41%	5.41%	5.41%	5.41%	5.41%
Borrowings, adjustment to interest rate basis	1.83%		1.83%	1.83%	1.83%	1.83%	1.83%
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	6.19%		6.19%	6.19%	6.19%	6.19%	6.19%
Borrowings, adjustment to interest rate basis	1.99%		1.99%	1.99%	1.99%	1.99%	1.99%
Borrowings, maturity	2031
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Hanwha US Solar Private Fund and others
Purpose of borrowings	PF Refinancing
Borrowings, adjustment to interest rate basis	3.00%		3.00%	3.00%	3.00%	3.00%	3.00%
Borrowings, maturity	2038
Borrowings	₩ 73,894		$ 58,308,000
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	DBS Bank and others
Purpose of borrowings	Facility
Borrowings, interest rate basis	1M BBSY+1.40~2.25
Borrowings, maturity	2025
Borrowings	₩ 163,836						$ 190,860
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	1.40%		1.40%	1.40%	1.40%	1.40%	1.40%
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	2.25%		2.25%	2.25%	2.25%	2.25%	2.25%
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others
Purpose of borrowings	Others
Borrowings, interest rate basis	—
Borrowings, maturity	—
Borrowings	₩ 146		$ 116,000